SHARE BASED COMPENSATION (Narrative) (Details) ¥ in Thousands							1 Months Ended	12 Months Ended
	Aug. 13, 2019 shares	Apr. 03, 2019 shares	Jan. 01, 2019 shares	Apr. 03, 2018 shares	Apr. 01, 2018 shares	Apr. 03, 2017 shares	Feb. 28, 2017 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2014 shares	Nov. 28, 2012 shares	Sep. 22, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								1,028,728	1,085,094	682,435
Total intrinsic value of options exercised | ¥								¥ 7,936	¥ 22,710	¥ 169,944
Non-vested shares granted								225,627	211,977	129,835
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								80,020	16,557	17,367
Unrecognized stock option compensation expense | ¥												¥ 23,085
Unrecognized stock option compensation expense, period for recognition								1 year 1 month 13 days
Unrecognized non-vested shares compensation expense | ¥												¥ 25,609
Unrecognized non-vested shares compensation expense, period for recognition								4 years 2 months 12 days
Fair value of vested restricted shares | ¥								¥ 4,707	¥ 1,557	¥ 1,652
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares											$ 0.89		$ 0.06	$ 0.058
Vesting period								3 months	3 months 29 days	2 months 1 day
Share price | $ / shares											0.59		6.97	14.27
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares											1.00		1.00	4.36
Vesting period								5 years	1 year	4 years
Share price | $ / shares											$ 6.48		$ 14.99	$ 19.03
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							8 years
Non-vested shares granted							28,475
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							9 years
Non-vested shares granted							87,325
Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years	1 year			5 years
Vesting percentage						25.00%
Non-vested shares granted	47,380	41,666			193,796	13,335	700
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			1,200
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period									10 years	10 years
January 1 [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period								9 years
January 1 [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period								10 years
January 1 [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Non-vested shares granted			136,581
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			135,381
April 3 [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Non-vested shares granted				18,181
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized																8,184,990	6,002,020
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized															1,833,696